Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by Nature [Abstract]
Schedule of Expenses by Nature	Expenses by nature are disclosed below:
	2025	2024	2023
Cost of sales
Cost of inventories, raw materials and production inputs	(64,064,509)	(55,402,817)	(55,435,841)
Salaries and benefits	(8,785,199)	(8,260,103)	(7,641,355)
Depreciation and amortization	(2,035,194)	(1,931,401)	(1,873,776)
	(74,884,902)	(65,594,321)	(64,950,972)
Selling
Freight and selling expenses	(3,883,770)	(3,637,983)	(3,848,089)
Salaries and benefits	(583,573)	(715,562)	(302,395)
Depreciation and amortization	(85,802)	(71,114)	(63,990)
Advertising and marketing	(365,470)	(319,018)	(313,736)
Net impairment recovery (losses)	20,603	(10,588)	(7,748)
Commissions	(90,715)	(73,019)	(58,376)
	(4,988,727)	(4,827,284)	(4,594,334)
General and administrative
Salaries and benefits	(1,117,581)	(903,731)	(1,247,927)
Fees, services purchased and general expenses (1)	(684,091)	(911,428)	(735,386)
Depreciation and amortization	(187,524)	(187,035)	(211,095)
DOJ - department of justice and Antitrust agreements	(182,275)	(253,731)	(102,500)
Donations and social programs (2)	(15,805)	(22,467)	(18,166)
	(2,187,276)	(2,278,392)	(2,315,074)

(1)	Includes additions, reversals and changes in estimates of legal expenses.
(2)	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the Group is present and donations to the JBS Fund For The Amazon.

Schedule of Summary of PPC’s Estimates of Timelines and Costs

The following table provides a summary of PPC’s estimates of timelines and costs associated with these restructuring initiatives by major type of cost:

	Pilgrim’s Food Masters	Pilgrim’s Europe Central	Total

Earliest implementation date	2024	2024
Expected predominant completion date	2025	2025

Costs incurred and expected to be incurred:

Employee-related costs	19,413	53,350	72,763
Asset impairment costs	10,865	1,855	12,720
Contract termination costs	845	1,745	2,590
Other exit and disposal costs (1)	7,938	5,584	13,522
Total exit and disposal costs	39,061	62,534	101,595

Costs incurred since earliest implementation date:

Employee-related costs	19,413	53,350	72,763
Asset impairment costs	10,865	1,855	12,720
Contract termination costs	845	1,745	2,590
Other exit and disposal costs (1)	7,938	5,584	13,522
Total exit and disposal costs	39,061	62,534	101,595

(1)	Comprised of other costs directly related to the restructuring initiatives, including Moy Park flock depletion, the write-off of Pilgrim’s Pride Ltd. prepaid maintenance costs and Pilgrim’s Food Masters consulting fees.

Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative

During the year ended December 31, 2025, PPC recognized the following expenses and paid the following cash related to each restructuring initiative:

	2025
	Provisions	Expenses	Cash Outlays

Pilgrims Europe Central	8,152	29,839	24,591
Pilgrim’s Food Masters	727	(1,672)	4,676
Prior programs substantially complete	—	3,187	2,480
Total	8,879	31,354	31,747

	2024
	Provisions	Expenses	Cash Outlays

Pilgrims Europe Central	4,204	32,692	26,490
Pilgrim’s Food Masters	7,123	40,735	25,909
Pilgrim’s Pride Ltd.	571	20,066	4,678
Moy Park	1,784	(105)	869
Total	13,682	93,388	57,946

Schedule of Net in the Consolidated Statements of Financial Position	The ending reserve balance for asset impairments is reported in property, plant and equipment, net in the Consolidated Statements of financial position.
	Liability reserve as of December 31, 2024	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of December 31, 2025

Severance	4,781	25,212	(25,355)	952	5,590
Contract termination	1,718	1,867	(3,587)	219	217
Asset impairment	91	55	(151)	5	—
Other	7,092	4,220	(8,516)	276	3,072
Total	13,682	31,354	(37,609)	1,452	8,879

	Liability reserve as of December 31, 2023	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of December 31, 2024

Severance	3,651	46,474	(45,267)	(77)	4,781
Contract termination	1,597	2,854	(2,684)	(49)	1,718
Asset impairment	359	29,392	(29,655)	(5)	91
Other	4,631	14,663	(12,050)	(152)	7,092
Total	10,238	93,383	(89,656)	(283)	13,682